CONTINGENCIES AND COMMITMENTS	12 Months Ended
Aug. 31, 2024
Disclosure of contingent liabilities [abstract]
CONTINGENCIES AND COMMITMENTS [Text Block]

12. CONTINGENCIES AND COMMITMENTS

The Company's remaining minimum payments under its office and equipment lease agreements in Canada and South Africa total approximately $0.4 million to February 2029.

From period end the Company's aggregate commitments are as follows:

Payments Due by Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$111	$275	$50	$-	$436
Environmental Bonds	47	142	95	-	284
Totals	$158	$417	$145	$-	$720

Africa Wide Legal Action - Dismissed

On April 26, 2018 a transaction was completed selling 100% of the share interests in Maseve Investments 11 (Pty) Ltd. ("Maseve") to Royal Bafokeng Platinum Limited ("RBPlat") in a transaction valued at approximately $74.0 million.  Maseve owned and operated the Maseve Mine.  Africa Wide Mineral Prospecting and Exploration Proprietary Limited ("Africa Wide") was required to simultaneously sell its 17.1% interest together with the Company's 82.9% interest in Maseve.

In September 2018, Africa Wide instituted legal proceedings in South Africa against PTM RSA, RBPlat and Maseve seeking to set aside the sale of Maseve.  A trial to hear evidence occurred in the High Court of South Africa in October, 2021.  On June 14, 2022, the High Court dismissed Africa Wide's challenge.  Africa Wide appealed the ruling, which was ultimately dismissed by the South Africa Supreme Court of Appeal on November 10, 2022.  Africa Wide was ordered to make payment of the defendants' costs.

On July 10, 2023, Africa Wide applied to the President of the Supreme Court of Appeal for a reconsideration of the November 10, 2022 ruling of the Supreme Court of Appeal.  On October 6, 2023, the South African Supreme Court of Appeal dismissed Africa Wide's application.  Africa Wide was again ordered to pay costs.  On November 23, 2023, the High Court determined that Africa Wide owed the Company a total of R2.99 million in costs.  On November 29, 2023, the Company served Africa Wide by sheriff a demand for payment.  On January 30, 2024, at the offices of Africa Wide's parent company Wesizwe Platinum Ltd. ("Wesizwe"), the Company attempted to serve Africa Wide with a writ of execution.  Wesizwe refused to accept delivery.  On February 4, 2024 Africa Wide paid the Company R2.99 million (approximately $159 on that date), which was credited against legal fees in general and administration expenses for the period.